NOTE 2: BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
Note 2 Basis Of Preparation
List of subsidiaries
Name of subsidiary	Country of Incorporation	Percentage Ownership	Functional Currency	Principal Activity
S.M.A.A.R.T. Holdings Inc.	USA	100%	USD	Holding company
Empower Healthcare Corp.	Canada	100%	USD	Holding company
Empower Healthcare Corp.	USA	100%	USD	Clinic operations
SMAART, Inc.	USA	100%	USD	Holding company
The Hemp and Cannabis Co. (1)	USA	100%	USD	Holding company
THCF Access Point (1)	USA	100%	USD	Holding company
Empower Healthcare Assets Inc.(2)	USA	100%	USD	Holding company
Sun Valley Heath Holdings, LLC (3)	USA	100%	USD	Holding company
Sun Valley Health Franchising, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health West, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Tucson, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Mesa, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Alternative Health Centres NV, LLC (3)	USA	100%	USD	Clinic operations
Kai Medical Laboratory, LLC (4)	USA	100%	USD	Clinic operations
Lawrence Park Health and Wellness Clinic Inc. (5)	Canada	100%	CAD	Clinic operations
11000900 Canada Inc. (5)	Canada	100%	CAD	Clinic operations